Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Information	Supplemental Cash Flow Information

	Years ended December 31
In millions	2014	2013	2012
Cash paid for interest, net	$67.5	$69.4	$66.7
Cash paid for income taxes, net	134.2	91.2	82.0